Total
Bramshill Multi-Strategy Income Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Bramshill Multi-Strategy Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 39 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Bramshill Multi-Strategy Income Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bramshill Multi-Strategy Income Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		1.25%	1.25%	1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Shareholder service fee		0.07%	0.07%	0.07%	0.07%
Dividends and interest expense on short sales		0.03%	0.03%	0.03%	0.03%
All other expenses		0.23%	0.23%	0.23%	0.23%
Other expenses	[1]	0.33%	0.33%	0.33%	0.33%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.84%	2.59%	1.84%	1.59%
Fees waived and/or expenses reimbursed	[3]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2],[3]	1.79%	2.54%	1.79%	1.54%
[1]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, 1.75% and 1.50% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Class T Shares are not currently available for purchase. This agreement is in effect until April 30, 2024, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bramshill Multi-Strategy Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	599	974	1,374	2,488
Class C Shares	360	801	1,371	2,921
Class T Shares	427	809	1,216	2,351
Institutional Class Shares	157	497	861	1,885

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Bramshill Multi-Strategy Income Fund | Class C Shares | USD ($)	257	801	1,371	2,921

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will pursue its investment strategy by investing primarily in securitized products, which represent interests in “pools” of assets, including securities backed by residential real estate (“Residential Mortgage-Backed Securities” or “RMBS”), commercial real estate (“Commercial Mortgage-Backed Securities” or “CMBS”), corporate debt and loans (“Collateralized Loan Obligations” or “CLOs”), and consumer and commercial assets (“Asset-Backed Securities” or “ABS”). The Fund’s allocation of its investments among various asset classes within the securitized product market will depend on the views of Bramshill Investments, LLC (“Bramshill” or the “Sub-Advisor”), the Fund’s sub-advisor, as to the best value currently available in the market place. In selecting investments, the Sub-Advisor will consider, among other things, maturity, yield and ratings information and opportunities for price appreciation and interest income.

Mortgage-related securities are backed by or provide exposure to mortgages, including private (i.e., non-agency) and government mortgage-backed (i.e., agency) securities. Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”), are underwritten to standards set by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae and Freddie Mac. Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Asset-backed securities are securities backed by non-mortgage assets, such as company receivables, truck and auto loans, leases, home equity loans, credit card receivables and student loans. A CLO is a type of asset-backed debt security typically collateralized predominantly by pools of domestic and foreign senior secured corporate loans, including loans that may be rated below investment grade. RMBS, CMBS, ABS, and CLOs are issued using a variety of structures, including multi-class structures featuring senior and subordinated classes, which vary in risk and yield.

In selecting securities for investment, the Sub-Advisor favors investments that it believes are undervalued and will produce consistent returns in most interest rate environments. The Sub-Advisor selects those securities for investment that it believes offer the best risk/return opportunity based on its analyses of a variety of factors including collateral quality, duration, structure, excess interest, credit support, potential for greater upside and less downside capture, liquidity, and market conditions. While there are no restrictions on the maturity of individual securities, the securities in the Fund’s portfolio are expected to have an average effective duration of less than five years. The Fund does not limit its investments to a particular credit quality but expects to invest primarily in securities rated non-investment grade (also referred to as “junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”), or not rated. A NRSRO is a credit rating agency that rates the creditworthiness of a company or a financial product, such as a debt security or money market instrument.

From time to time, the Sub-Advisor may tactically utilize the following securities or instruments as an alternative investment to securitized products, for hedging purposes, to attempt to enhance the portfolio’s return, or to mitigate against certain risks, principally credit and interest rate risk: U.S. Treasury securities; corporate bonds; municipal bonds; leveraged loans; equity securities, including preferred securities; shares of investment companies, including exchange-traded funds (“ETFs”) that invest in fixed income or equity securities; interest rate, total return, credit default, and synthetic swaps; interest rate and bond futures; and credit spread and interest rate options.

In addition, the Fund may enter into repurchase agreements and reverse repurchase agreements, which are considered to be borrowings, to seek to enhance returns. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets.

The Sub-Advisor generally sells a Fund investment if the Sub-Advisor determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Sub-Advisor identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” funds.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular issuer, group(s) of borrowers or industries, such as increased unemployment, declining wages and property values, labor shortages or increased production costs and competitive conditions within an industry.

●	Fixed Income Securities Risk: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

●	High Yield (“Junk”) Bond Risk: High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

●	Securitized Products Risk: Securitized products, such as mortgage-backed and asset-backed securities, are generally subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in securitized products that are subordinated to other interests in the same pool of assets, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments may have additional risks associated with the nature of the assets and the servicing of those assets.

●	Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs under these circumstances, it may only be able to sell that investment at a loss. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

●	Valuation Risk: From time to time, the Fund will need to fair-value portfolio securities at prices that differ from third party pricing inputs in order to more accurately reflect the sales price the Fund could receive in a reasonable period of time for any particular portfolio investment or groups of investments. Investors who purchase or redeem Fund shares on days when the Fund is pricing or holding fair-valued securities may pay a higher or lower price for the shares, or may receive more or less redemption proceeds than they would have received if certain of the Fund’s securities had not been fair-valued, or if a different valuation methodology had been used. Such pricing differences can be significant and can occur quickly during times of market volatility, particularly for securities that trade in thin or illiquid markets.

●	Credit Risk: If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline. The Fund’s securities are generally not guaranteed by any governmental agency.

●	Real Estate Market Risk: The Fund’s investment in mortgage-related securities, including RMBS and CMBS, will subject the Fund to risks similar to those associated with direct ownership of real estate, including reduction in the value of the real estate serving as loan collateral, losses from casualty or condemnation, and changes in local and general economic, supply and demand factors, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

●	Interest Rate Risk: Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

●	Management and Strategy Risk: The evaluation and selection of the Fund’s investments depend on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

●	Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

●	Sector Risk: Sector risk results from maintaining exposure to the performance of the securitized products for a particular sector in which the Fund may invest. The emphasis of the Fund’s portfolio on a specific sector may present more risks than if the portfolio were broadly diversified over numerous sectors. At times the performance of the Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

●	Collateralized Loan Obligations Risk: The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. While CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk), the Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The redemption periods and terms will depend upon the CLO. Optional redemptions, if decided upon, may be directed by a majority of the holders of the subordinated notes. A redemption may also occur at the written direction of the CLO manager to the issuer and the trustee of the CLO. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayment in additional assets. Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt.

●	Recent Market Events: Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

●	Non-Diversification Risk: The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

●	Repurchase Agreements Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

●	Reverse Repurchase Agreements Risk: A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

●	Leveraging Risk: Certain Fund transactions, such as entering into futures contracts, options, short sales or reverse repurchase agreements, will give rise to a form of leverage. The use of leverage may magnify the Fund’s gains and losses and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

●	Derivatives Risk: The Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. Major types of derivatives include futures, options, swaps and forward contracts. Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; risks that the transactions may result in income that is not exempt from federal income tax; and risks that the transactions may not be liquid.

●	Municipal Bonds Risk: The Fund may invest in municipal bonds. U.S. state and local governments issuing municipal bonds rely on taxes and revenues from projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, bankruptcy, changing political sentiments, legislation, litigation or court rulings, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

●	Leveraged Loan Risk: Leveraged loans (e.g., bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Below investment-grade leveraged loans are typically more credit sensitive. Leveraged loans may not be considered “securities” for purposes of the federal securities laws and, as a result, as a purchaser of these instruments, the Fund may not be entitled to the anti-fraud protections of the federal securities laws. The settlement period for some leveraged loans may be more than seven days.

●	Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

●	Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

●	ETF Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

●	Options Risk: Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

●	Swaps Risk: The Fund may enter into interest rate, total return, credit default, and synthetic swap agreements, or “swaps.” Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

●	Futures Risk: Use of futures contracts by the Fund may cause the value of the Fund’s shares to be more volatile. The Fund’s use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

●	LIBOR Risk: Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallback provisions for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the performance of the Fund’s Institutional Class Shares from calendar year to calendar year. The table shows the average annual total returns for each class of the Fund over time and compares these returns to the returns of the Bloomberg Aggregate Bond Index and the Bank of America Merrill Lynch U.S. Cash Pay U.S. High Yield Index, each a broad-based measure of market performance that has characteristics relevant to the Fund’s investment strategies. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From the Fund’s inception on December 31, 2015, through November 30, 2022, the Fund’s portfolio was managed by the Fund’s prior sub-advisor, Braddock Financial LLC.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	33.84%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(50.49)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2023, was 2.90%.

Average Annual Total Returns (for the Periods Ended December 31, 2022)
Average Annual Total Returns - Bramshill Multi-Strategy Income Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares		(11.64%)	(5.83%)	(2.34%)	Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions	[1]	(13.45%)	(7.33%)	(4.09%)	Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	(6.84%)	(4.68%)	(2.26%)	Dec. 31, 2015
Class A Shares		(15.59%)	(6.87%)	(3.41%)	Dec. 31, 2015
Class C Shares		(13.42%)	(6.76%)	(3.32%)	Dec. 31, 2015
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		(13.01%)	0.02%	0.89%	Dec. 31, 2015
ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)		(11.06%)	2.15%	4.95%	Dec. 31, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.

Robinson Opportunistic Income Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Robinson Opportunistic Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 36 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Robinson Opportunistic Income Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Robinson Opportunistic Income Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		1.10%	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Shareholder service fee		0.07%	0.07%	0.07%	0.07%
Dividends and interest expense on short sales		0.03%	0.03%	0.03%	0.03%
All other expenses		1.54%	1.54%	1.54%	1.54%
Other expenses	[1]	1.64%	1.64%	1.64%	1.64%
Acquired fund fees and expenses		0.80%	0.80%	0.80%	0.80%
Total annual fund operating expenses	[2]	3.79%	4.54%	3.79%	3.54%
Fees waived and/or expenses reimbursed	[3]	(1.36%)	(1.36%)	(1.36%)	(1.36%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2],[3]	2.43%	3.18%	2.43%	2.18%
[1]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35%, 1.60% and 1.35% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Shares, respectively. Class T Shares are not currently available for purchase. This agreement is in effect until April 30, 2024, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Robinson Opportunistic Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	661	1,414	2,186	4,199
Class C Shares	423	1,250	2,187	4,568
Class T Shares	490	1,257	2,043	4,093
Institutional Class Shares	221	960	1,720	3,720

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Robinson Opportunistic Income Fund | Class C Shares | USD ($)	321	1,250	2,187	4,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by investing primarily in publicly traded closed-end registered investment companies (“closed-end funds” or “CEFs”) which are income-producing securities due to the CEFs’ underlying holdings, such as senior bank loans, corporate bonds and preferred/convertible equities which generate income. In addition, when, in the opinion of Robinson Capital Management, LLC (“Robinson” or the “Sub-Advisor”), the Fund’s sub-advisor, the risk/reward profile for CEF securities appears unfavorable, or when CEF price valuations are not attractive, the Fund may purchase shares of open-end registered investment companies (“Mutual Funds”) or exchange-traded funds (“ETFs”) that invest primarily in income-producing securities, or exchange-traded notes (“ETNs”). ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. The Fund may also invest in ETNs, ETFs or Mutual Funds as “placeholders” for asset classes in which the Sub-Advisor seeks to invest but has yet to identify attractive CEFs. The CEFs, ETFs and Mutual Funds in which the Fund invests invest primarily in below investment grade securities (also referred to as “junk bonds”), with an average rating of B+ to BB by Standard & Poor’s or B1 to Ba2 by Moody’s. The Fund does not require a minimum or maximum average maturity for the underlying holdings in the CEFs, ETFs or Mutual Funds in which the Fund invests. The ETNs in which the Fund may invest will primarily provide exposure to indices or asset classes in which the Fund would otherwise invest through CEFs, ETFs or Mutual Funds. To enhance the portfolio’s total return, the Fund may also invest in Special Purpose Acquisition Companies (“SPACs”) which, in the opinion of the Sub-advisor, are trading at a discount to intrinsic value. SPACs are collective investment structures that pool funds in order to seek potential acquisition or merger opportunities, typically acquisitions of private companies. The Fund expects to invest in SPACs prior to announced mergers or acquisitions, as applicable. Although the size of the Fund's total investments in SPACs will fluctuate based on market conditions and the views of the Sub-Advisor, the Fund generally does not intend to invest more than 45% of its net assets in SPACs. The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. In addition, the Fund will implement tactical trading strategies, as described further below, to attempt to enhance the portfolio’s total return or to mitigate against certain risks. The Fund may utilize carefully weighted long and short ETFs, ETNs, options, futures and credit default swap positions to attempt to mitigate against equity, interest rate, credit, currency and volatility risks. Certain of the Fund’s investments including options, futures and short sales, will give rise for a form of leverage. In addition, the CEFs, Mutual Funds and ETFs in which the Fund invests may be leveraged as a result of borrowing or other investment techniques.

The Sub-Advisor’s portfolio construction process involves using proprietary real-time models to first analyze and rank potential investments to build expected return and risk profiles. The Sub-Advisor then uses value oriented analysis to weigh the costs and benefits of the potential investments, and quantify the potential investments’ exposure to various risks.

The Sub-Advisor seeks to select CEFs that trade at discounts to the true market values of the CEFs underlying holdings by identifying quantifiable (or “rational”) factors that could contribute to a deviation between a CEF’s market capitalization (i.e., the aggregate market price of its total outstanding shares) and the true market value of the assets the CEF holds. Such factors include the CEFs’ historical performance, fund expenses, dividend distribution yield, unrealized capital gains, investor trading to harvest short term losses, cost and use of leverage, liquidity, and governance. The Sub-Advisor’s proprietary valuation model seeks to quantify each of these factors and adds them to (or if the factors have a negative impact, subtracts them from) a CEF’s underlying market value. The resulting valuation is what the Sub-Advisor considers the fair market value for the CEF. The calculated fair market value per fund share is then compared to the actual price at which the CEF’s shares are currently trading. The Sub-Advisor believes that any difference can be attributed to “irrational” explanations. If the Sub-Advisor’s determination of a CEF’s fair market value is greater than the CEF’s actual market price, the Sub-Advisor considers the difference to be the CEF’s discount. Conversely, if the Sub-Advisor’s determination of a CEF’s fair market value is lower than the actual market price, the Sub-Advisor considers the difference to be the CEF’s premium.

The Sub-Advisor then analyzes the data according to its own proprietary model to determine a rating of the discount or premium. The analysis includes how under/overvalued a CEF is relative to its history, how under/overvalued a CEF is relative to other CEFs in the same asset class, how under/overvalued the asset class is relative to its history, and how under/overvalued the asset class is to other asset classes.

The Sub-Advisor may utilize a number of tactical trading strategies to seek to unlock its estimate of the value of the premiums/discounts in the CEFs. The Sub-Advisor’s tactical trading strategies include rotating Fund portfolio holdings to the CEFs the Sub-Advisor believes are the most undervalued, short selling those CEFs that the Sub-Advisor believes are the most overvalued, opportunistic trading due to temporary price dislocations, participating in tender offers of CEF shares, arbitrage opportunities for CEF mergers, buying a CEF that the Sub-Advisor believes is undervalued and pairing it with a short position in another CEF, and tax-related rebalancing trades.

With regard to SPACs, the Sub-advisor expects to focus on the common equity of SPACs that are trading at a discount, or below the Sub-advisor’s calculated intrinsic value. The Sub-advisor uses a proprietary model to analyze and rank SPACs. Factors considered include the historic performance of the SPAC management team, targeted industries for an acquisition, time remaining to complete a transaction, and value of the SPAC’s warrants, which are typically attached to the SPAC. The Sub-advisor expects to engage in opportunistic trading of SPACs to take advantage of temporary price dislocations.

The Sub-Advisor may invest Fund assets in long positions in ETNs, ETFs or Mutual Funds when in its opinion, CEF price valuations are not attractive, the risk/reward profile for CEFs appears unfavorable, or as “placeholders” for asset classes in which the Sub-Advisor seeks to invest but has yet to identify attractive CEFs. The Fund will invest in those ETFs, Mutual Funds, and/or ETNs that the Sub-Advisor believes offer the most attractive diversification and liquidity characteristics for the asset class. The analysis of ETNs requires additional credit analysis to assure the solvency of the issuer.

To attempt to hedge against equity, interest rate, credit, currency and volatility risks, the Sub-Advisor may seek opportunities arising from what it believes are distortions in the relative valuations of equity, debt and convertible securities. Individual asset classes may become over- or under-valued relative to other asset classes over time. To execute this strategy, the Fund may buy one class of securities, while taking a short position in another class of securities. The Fund may utilize carefully weighted long and short ETFs, ETNs, options, futures and credit default swap positions in connection with this strategy.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular issuer, borrower, industry or industries, such as increased unemployment, declining wages and property values, labor shortages or increased production costs and competitive conditions within an industry.

●	Fixed Income Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

●	High Yield (“Junk”) Bond Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in high yield bonds. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

●	CEFs Risk. The Fund invests in shares of CEFs. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs. There can be no guarantee that shares of a CEF held by the Fund will not trade at a persistent and ongoing discount.

●	Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

●	Management and Strategy Risk. The evaluation and selection of the Fund’s investments depend on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

●	Short Sales Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise, and thus, the Fund may experience a loss. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

●	Derivatives Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. Major types of derivatives include futures, options, swaps and forward contracts. Derivative instruments involve risks different from direct investments in the underlying assets, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

●	Futures Risk. Use of futures contracts by the Fund or the CEFs, Mutual Funds and ETFs held by the Fund may cause the value of the Fund’s shares to be more volatile. The Fund’s use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid, and as a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

●	Leveraging Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund will be exposed indirectly to leverage through its investment in a CEF, Mutual Fund or ETF that utilizes leverage. An investment in securities of a CEF, Mutual Fund or ETF that uses leverage may expose the Fund to higher volatility in the market value of such securities than would otherwise be the case and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s shares) will be diminished. Certain Fund transactions, such as entering into futures contracts, options and short sales, will give rise to a form of leverage. The use of leverage, such as entering into futures contracts, options, and short sales, may magnify the Fund’s gains or losses, and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

●	Interest Rate Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the underlying CEF’s, Mutual Fund’s and ETF’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

●	SPACs Risk. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, certain of these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale.

●	ETF and Mutual Fund Risk. Investing in ETFs or Mutual Funds will provide the fund with exposure to the risks of owning the underlying securities the ETFs or Mutual Funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a Mutual Fund, if the Mutual Fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or Mutual Fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or Mutual Fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or Mutual Fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and Mutual Funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other Mutual Funds, and thus will be more susceptible to negative events affecting those sectors.

●	ETN Risk. The Fund may invest in ETNs, which are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). Investing in ETNs exposes the Fund to the credit risk of the issuer. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. ETNs may be less liquid despite being traded on exchanges and they may have large bid and ask spreads. ETNs may at times trade at a premium or discount to their indicative value.

●	Tax Risk. There is no guarantee that all distributions from the Fund to shareholders will be characterized as income for U.S. federal income tax purposes. For example, a portion of the distributions to shareholders may be characterized as return of capital or capital gains due to the nature of the distributions from the underlying CEFs, Mutual Funds and ETFs held by the Fund. Also, the Fund’s opportunistic trading strategies may result in a portion of the Fund’s distributions to shareholders being characterized as capital gains.

●	Liquidity Risk. There can be no guarantee that an active market in ETNs or shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell CEF or ETF shares at a price equal to the net asset value per share (“NAV”) of the CEF or ETF. While the Fund seeks to take advantage of differences between the NAV of CEF and ETF shares and any secondary market premiums or discounts, the Fund may not be able to do so. The securities of certain SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

●	Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

●	Options Risk. Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

●	Swaps Risk. The Fund or the CEFs, Mutual Funds and ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.” Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

●	Bank Loan Risk. The CEFs, Mutual Funds and ETFs held by the Fund may invest in secured and unsecured participations in bank loans and assignments of such loans. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the CEFs, Mutual Funds and ETFs will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose investors to the credit risk of both the financial institution and the underlying borrower. The CEFs, Mutual Fund and ETFs held by the Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. Bank loans may not be considered securities under U.S. federal securities law and, as a result, investments in them by the CEFs, Mutual Funds and ETFs held by the Fund may not have the protection of federal securities laws.

●	LIBOR Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in securities, such as senior bank loans, that use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

●	Convertible Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in convertible securities. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

●	Preferred Stock Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	8.53%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(22.17)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2023, was 1.91%.

Average Annual Total Returns (for Periods Ended December 31, 2022)
Average Annual Total Returns - Robinson Opportunistic Income Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares		(7.29%)	1.36%	4.30%	Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions	[1]	(8.19%)	(0.79%)	1.94%	Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	(4.27%)	0.21%	2.36%	Dec. 31, 2015
Class A Shares		(11.43%)	0.22%	3.16%	Dec. 31, 2015
Class C Shares		(9.09%)	0.35%	3.24%	Dec. 31, 2015
Bloomberg Global Aggregate Credit Index (Reflects No Deductions for Fees, Expenses or Taxes)		(16.96%)	(1.06%)	0.98%	Dec. 31, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.

Robinson Tax Advantaged Income Fund
SUMMARY SECTION
Investment Objective

The investment objective of the Robinson Tax Advantaged Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 35 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Robinson Tax Advantaged Income Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $500,000 or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Robinson Tax Advantaged Income Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		1.10%	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Shareholder service fee		0.05%	0.05%	0.05%	0.05%
Dividends and interest expense on short sales		0.02%	0.02%	0.02%	0.02%
All other expenses		0.30%	0.30%	0.30%	0.30%
Other expenses	[1]	0.37%	0.37%	0.37%	0.37%
Acquired fund fees and expenses		1.18%	1.18%	1.18%	1.18%
Total annual fund operating expenses	[2]	2.90%	3.65%	2.90%	2.65%
Fees waived and/or expenses reimbursed	[3]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2],[3]	2.80%	3.55%	2.80%	2.55%
[1]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35%, 1.60% and 1.35% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Class T Shares are not available for purchase. This agreement is in effect until April 30, 2024, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Robinson Tax Advantaged Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	647	1,230	1,837	3,471
Class C Shares	459	1,108	1,879	3,900
Class T Shares	526	1,116	1,731	3,386
Institutional Class Shares	258	814	1,396	2,976

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Robinson Tax Advantaged Income Fund | Class C Shares | USD ($)	358	1,108	1,879	3,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by investing primarily in closed-end registered investment companies (“closed-end funds” or “CEFs”) that invest primarily in municipal bonds. Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). In addition, when, in the opinion of Robinson Capital Management, LLC (“Robinson” or the “Sub-Advisor”), the Fund’s sub-advisor, the risk/reward profile for CEF securities appears unfavorable, or when CEF price valuations are not attractive, the Fund may, but is not required to, purchase shares of open-end registered investment companies (“Mutual Funds”) or Exchange-Traded Funds (“ETFs”) that invest primarily in municipal bonds.

The Fund expects a substantial portion of the income generated by the municipal bonds in which the CEFs, Mutual Funds and ETFs invest will be exempt from federal income taxes (“tax advantaged income”). A portion of the income generated by these municipal bonds, however, may be subject to the alternative minimum tax. As a result, the CEFs’, Mutual Funds’ and ETFs’ distributions to investors are expected to consist primarily of tax advantaged income, and a substantial portion of the income distributed to the Fund and Fund shareholders is also expected to consist primarily of such tax advantaged income. The CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in investment grade municipal bonds, with an average rating of at least Baa3 or higher by Moody’s or BBB- or higher by Standard & Poor’s or Fitch Ratings. Certain Mutual Funds and ETFs in which the Fund may choose to invest may have exposure to municipal bonds that are rated below investment grade (“junk bonds”). Typically, the Sub-Advisor expects to limit the Fund’s exposure to junk bonds held by the underlying CEFs, Mutual Funds, and ETFs to no more than 15% of the market value of the Fund’s portfolio. There is no minimum or maximum average maturity for the underlying municipal bond holdings in the CEFs, Mutual Funds and ETFs in which the Fund invests. To seek to hedge against interest rate risk and mitigate the Fund’s exposure to duration risk, the Sub-Advisor may use short positions and invest in short-term investments and derivatives such as options, futures contracts, options on futures contracts, and swaps. Primarily the Sub-Advisor anticipates using short positions on U.S. Treasury futures contracts (generally 2-year note, 5-year note, 10-year note and 30-year bond contracts) for those purposes. The Sub-Advisor may also use options on municipal bond ETFs, interest rate swaps, and the purchase of credit default swaps. Typically, the Sub-Advisor expects to limit these positions to no more than 10% of the market value of the Fund’s portfolio.

Whether analyzing CEFs, Mutual Funds or ETFs, the Sub-Advisor looks through to the underlying holdings of the funds.  Holdings are analyzed across a variety of risk and return metrics including interest rate risk, call risk, credit quality, yield to maturity and yield to worst, to ensure the holdings are consistent with the Fund’s policies.

For the CEFs, the Sub-Advisor’s portfolio construction process involves using proprietary real-time models to first analyze and rank CEFs to build expected return and risk profiles. The Sub-Advisor then uses value oriented analysis to weigh the costs and benefits of the CEFs, and quantify the CEFs’ exposure to various risks.

The Sub-Advisor seeks to select CEFs that trade at discounts to the true market values of the CEFs’ municipal bond holdings by identifying quantifiable (or “rational”) factors that could contribute to a deviation between a CEF’s market capitalization (i.e., the aggregate market price of its total outstanding shares) and the true market value of the municipal bonds that the CEF holds. Such factors include the CEFs’ historical performance, fund expenses, dividend distribution yield, unrealized capital gains, investor trading to harvest short term losses, cost and use of leverage, liquidity, and governance. The Sub-Advisor’s proprietary valuation model seeks to quantify each of these factors and adds them to (or if the factors have a negative impact, subtracts them from) a CEF’s underlying market value. The resulting valuation is what the Sub-Advisor considers the fair market value for the CEF. The calculated fair market value per fund share is then compared to the actual price at which the CEF’s shares are currently trading. The Sub-Advisor believes that any difference can be attributed to “irrational” explanations. If the Sub-Advisor’s determination of a CEF’s fair market value is greater than the CEF’s actual market price, the Sub-Advisor considers the difference to be the CEF’s discount. Conversely, if the Sub-Advisor’s determination of a CEF’s fair market value is lower than the actual market price, the Sub-Advisor considers the difference to be the CEF’s premium.

The Sub-Advisor then analyzes the data according to its own proprietary model to determine a rating of the discount or premium. The analysis includes how under/overvalued a CEF is relative to its history, how under/overvalued a CEF is relative to other CEFs in the same asset class, how under/overvalued the asset class is relative to its history, and how under/overvalued the asset class is to other asset classes.

The Sub-Advisor may utilize a number of trading techniques to seek to unlock its estimate of the value of the premiums/discounts in the CEFs that invest in municipal bonds. This may lead to active and frequent trading of the Fund’s securities. The Sub-Advisor’s techniques include rotating Fund portfolio holdings to the CEFs the Sub-Advisor believes are the most undervalued, short selling those CEFs that the Sub-Advisor believes are the most overvalued, opportunistic trading due to temporary price dislocations, participating in tender offers of CEF shares, arbitrage opportunities for CEF mergers, buying a CEF that the Sub-Advisor believes is undervalued and pairing it with a short position in another CEF, and tax-related rebalancing trades. The Fund may engage in frequent and active trading.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular issuer, borrower, industry or industries, such as increased unemployment, declining wages and property values, labor shortages or increased production costs and competitive conditions within an industry.

●	Fixed Income Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

●	Municipal Bonds Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become subject to regular federal income tax, possibly retroactively to the date the security was issued, the security could significantly decline in value, and a portion of the distributions to shareholders of the Fund could be recharacterized as taxable.

●	CEFs Risk. The Fund invests in shares of CEFs. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. The Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs. There can be no guarantee that shares of a CEF held by the Fund will not trade at a persistent and ongoing discount.

●	U.S. Treasury Futures Contracts Hedge Risk. The Sub-Advisor, as it deems appropriate intends to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond and/or closed-end municipal bond fund prices fall, these losses will be greater than if the hedging strategy had not been in place. The hedging strategy depends on market conditions and the judgment of the Sub-Advisor, and there is no guarantee that the success of the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund’s portfolio.

●	Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

●	Management and Strategy Risk. The evaluation and selection of the Fund’s investments depend on the judgment of the Fund’s Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

●	Leveraging Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund will be exposed indirectly to leverage through its investment in a CEF, Mutual Fund or ETF that utilizes leverage. An investment in securities of a CEF, Mutual Fund or ETF that uses leverage may expose the Fund to higher volatility in the market value of such securities than would otherwise be the case and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s shares) will be diminished. Certain Fund transactions, such as entering into futures contracts, options and short sales, will give rise to a form of leverage. The use of leverage, such as entering into futures contracts, options, and short sales, may magnify the Fund’s gains or losses and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

●	Interest Rate Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the underlying CEF’s, Mutual Fund's and ETF's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

●	Tax Risk. There is no guarantee that the Fund’s income will be exempt from regular federal income taxes. Events occurring after the date of issuance of a municipal bond or after a CEF’s, Mutual Fund’s or ETF’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes, possibly retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value. There is no guarantee that all distributions from the Fund to shareholders will be characterized as exempt-interest dividends for U.S. federal income tax purposes. For example, as a result of the nature of the distributions from the underlying CEFs, Mutual Funds and ETFs held by the Fund, a portion of the Fund’s distributions to shareholders may be characterized as return of capital or capital gains. The Fund’s opportunistic trading strategies may also result in a portion of the Fund’s distributions to shareholders being characterized as capital gains.

●	Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

●	ETF and Mutual Fund Risk. Investing in ETFs or Mutual Funds will provide the Fund with exposure to the risks of owning the underlying securities the ETFs or Mutual Funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a Mutual Fund, if the Mutual Fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or Mutual Fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or Mutual Fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or Mutual Fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and Mutual Funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other Mutual Funds, and thus will be more susceptible to negative events affecting those sectors.

●	High Yield (“Junk”) Bond Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in high yield bonds. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Entities issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

●	Liquidity Risk. There can be no guarantee that an active market in shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell CEF or ETF shares at a price equal to the net asset value per share (“NAV”) of the CEF or ETF. While the Fund seeks to take advantage of differences between the NAV of CEF or ETF shares and any secondary market premiums or discounts, the Fund may not be able to do so. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

●	Short Sales Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise, and thus, the Fund may experience a loss. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

●	Futures Risk. Use of futures contracts by the Fund or the CEFs, Mutual Funds and ETFs held by the Fund may cause the value of the Fund’s shares to be more volatile. The Fund’s use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid, and as a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

●	Derivatives Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may use derivative instruments in addition to futures. Derivatives derive their value from the value of an underlying security, currency, or index. Major types of derivatives include futures, options, swaps and forward contracts. Derivative instruments involve risks different from direct investments in the underlying assets, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; risks that the transactions may result in income that is not exempt from federal income tax; and risks that the transactions may not be liquid.

●	Options Risk. Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

●	Swaps Risk. The Fund or the CEFs, Mutual Funds and ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.” Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	8.75%	Quarter Ended 03/31/2019
Lowest Calendar Quarter Return at NAV	(11.47)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2023, was 0.82%.

Average Annual Total Returns (for Periods Ended December 31, 2022)
Average Annual Total Returns - Robinson Tax Advantaged Income Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares		(8.79%)	1.62%	2.45%	Sep. 30, 2014
Institutional Class Shares | After Taxes on Distributions	[1]	(8.87%)	1.21%	2.12%	Sep. 30, 2014
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	(4.01%)	1.87%	2.63%	Sep. 30, 2014
Class A Shares		(12.44%)	0.60%	1.46%	Sep. 30, 2014
Class C Shares		(10.61%)	0.59%	1.43%	Sep. 30, 2014
Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)		(4.51%)	1.30%	1.45%	Sep. 30, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.

West Loop Realty Fund
SUMMARY SECTION
Investment Objective
The investment objective of the West Loop Realty Fund (the “Fund”) is to achieve current income and long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 33 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - West Loop Realty Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - West Loop Realty Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Shareholder service fee		0.11%	0.11%	0.11%	0.11%
All other expenses		0.64%	0.64%	0.64%	0.64%
Other expenses	[1]	0.75%	0.75%	0.75%	0.75%
Total annual fund operating expenses		1.85%	2.60%	1.85%	1.60%
Fees waived and/or expenses reimbursed	[2]	(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	1.35%	2.10%	1.35%	1.10%
[1]	Other expenses for Class A, Class C and Institutional Class shares have been restated to reflect current fees. Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.35%, 2.10%, 1.35% and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares, and Institutional Class Shares, respectively. Class T Shares are not currently available for purchase. This agreement is in effect until April 30, 2024, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - West Loop Realty Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	705	1,077	1,474	2,581
Class C Shares	316	761	1,336	2,897
Class T Shares	384	770	1,180	2,325
Institutional Class Shares	112	456	824	1,858

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
West Loop Realty Fund | Class C Shares | USD ($)	213	761	1,336	2,897

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing equity securities, including common stocks, preferred stocks, convertible securities, rights, and warrants, of publicly traded companies participating in the real estate sector, such as Real Estate Investment Trusts (“REITs”). The Fund’s sub-advisor, Chilton Capital Management LLC (“Chilton” or the “Sub-Advisor”), considers a company to be participating in the real estate sector if, at the time of investment, the company (i) derived at least 50% of its total revenues during its most recent completed fiscal year from the ownership, construction, development, financing, management, renting, leasing or sale of, or (ii) has at least 50% of its assets invested in commercial, industrial or residential real estate. The Sub-Advisor considers a company to be publicly traded if the company’s equity securities are traded on a stock exchange or an over-the-counter market.

While the number of its holdings may vary based upon market conditions and other factors, the Fund expects to invest in a focused portfolio of approximately 20 to 35 investments in REITs and other companies participating in the real estate sector, diversified by property type, geographic location and issuer strategy, in an attempt to maximize projected risk-adjusted returns. The Fund’s portfolio companies may be of any size market capitalization, including small- and mid-capitalization companies. The Fund’s strategy is long-only. The Fund’s portfolio will be allocated across three sub-strategies:

Strategy	Definition	Approximate Range
Core	Companies with superior balance sheets, established track records, and moderate growth	40-70%
Value-Add	Companies with moderate operating leverage, established track records, and high growth, both internal and external	20-50%
Opportunistic	Companies with high operating leverage, unproven or shorter track re-cords, and high growth, both internal and external	0-25%

The Sub-Advisor’s research process of each investment opportunity begins with fundamental, bottom-up analysis of the security. The process includes estimations of net asset value, review and projections of earnings (“funds from operations” for REITs), balance sheet analyses, and company specific ratio comparisons by type of property, geographic location and peer group. Qualitative factors are also evaluated by the Sub-Advisor and include, as applicable, property visits, REIT management meetings, tenant credit quality, and tenant diversification.

The Sub-Advisor will generally sell all or a portion of a position of the Fund’s portfolio holding when, in the Sub-Advisor’s opinion, the investment hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or the Sub-Advisor identifies a more attractive investment opportunity.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities of foreign issuers which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may also invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that the Sub-Advisor determines to be of comparable credit quality.

Real Estate Investment Trusts (REITs)

A majority of the Fund’s total assets will be invested in equity REITs. REITs are publicly traded corporations or trusts that own interests in residential or commercial real estate and land or in real estate related loans or other interests. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation. REIT property types include apartments, regional malls, shopping centers, lodging, office, industrial, self-storage, data centers, and a variety of health care related facilities. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders (other than net capital gains for each taxable year).

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular issuer, company, borrower, industry or industries, such as increased unemployment, declining wages, declining property values, labor shortages or increased production costs and competitive conditions within an industry.

Real Estate Market Risk. Since the Fund concentrates investment of its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets and you may lose money on your investment in the Fund even if securities markets generally are experiencing positive results. The real estate sector may suffer and property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, employment, cultural or technological developments, fluctuations in rent schedules and operating expenses, unfavorable changes in applicable taxes, governmental regulations, zoning, building, environmental and other laws and interest rates, operating or development expenses, unexpected increases in the cost of energy and environmental factors and lack of available financing. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the real estate industry. The value of real estate company securities also may decline because of the failure of borrowers to pay their loans and poor property management. Residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. In addition to the risks associated with securities of companies participating in the real estate industry, such as declines in the value of real estate, risks related to general and local economic conditions, decreases in property revenues, and increases in prevailing interest rates, property taxes and operating expenses, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. A REIT could possibly fail to (i) qualify for favorable U.S. federal income tax treatment generally available to REITs or (ii) to maintain its exemption from registration under the Investment Company Act of 1940 (“1940 Act”). Various factors including the above may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In addition, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated with protecting its investments.

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Sector Concentration Risk. The Fund’s investments will be concentrated in the real estate sector. The focus of the Fund’s portfolio on a specific sector may present more risks than if the portfolio were broadly diversified over numerous sectors.

Management and Strategy Risk. The evaluation and selection of the Fund’s investments depend on the judgment of the Fund’s Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Accordingly, small- to medium-sized real estate company shares can be more volatile than, and at times may perform differently from, large company stocks. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. Falling interest rates create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of REITs and other companies operating in the real estate sector to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the REITs and other companies operating in the real estate industry as the yields on alternative investments increase.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Although the Fund’s strategy contemplates investment in approximately 25 to 35 securities issued by REITs and real estate related entities, it may be difficult for the Fund to invest in such a small number of positions while satisfying these diversification requirements. The Fund’s strategy of investing in a relatively small number of securities may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs under these circumstances, it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	16.80%	Quarter Ended 03/31/2019
Lowest Calendar Quarter Return at NAV	(17.66)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2023, was 3.26%.

Average Annual Total Returns (for Periods Ended December 31, 2022)
Average Annual Total Returns - West Loop Realty Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares		(25.96%)	3.50%	7.27%	Dec. 31, 2013
Institutional Class Shares | After Taxes on Distributions	[1]	(27.88%)	2.07%	5.90%	Dec. 31, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	(14.01%)	2.79%	5.65%	Dec. 31, 2013
Class A Shares		(30.40%)	2.02%	6.30%	Dec. 31, 2013
Class C Shares		(27.33%)	2.47%	6.21%	Dec. 31, 2013
MSCI US REIT Index (Reflects No Deductions for Fees, Expenses or Taxes)		(24.51%)	3.69%	6.93%	Dec. 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.